Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,750,618.22
Previously Paid Amount
Total Fee Amount	14,594.3
Total Offset Amount
Net Fee	$ 14,594.3
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A